Tax Matters - Taxes on Items of Other Comprehensive Income/(Loss) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Tax Expense/(Benefit) on Other Comprehensive Income/(Loss)
Foreign currency translation adjustments, net	[1]	$ (15)	$ 90	$ 42
Unrealized holding gains/(losses) on derivative financial instruments, net		(75)	(173)	(199)
Reclassification adjustments for realized (gains)/losses		158	104	262
Other comprehensive income (loss), derivatives qualifying as hedges, tax, total		83	(69)	63
Unrealized holding gains/(losses) on available-for-sale securities, net		49	(104)	(56)
Reclassification adjustments for realized (gains)/losses		(15)	59	10
Other comprehensive income (loss), available-for-sale securities, tax, total		34	(45)	(46)
Benefit plans: actuarial losses, net		(535)	(23)	(1,416)
Reclassification adjustments related to amortization		186	183	61
Reclassification adjustments related to settlements, net		45	237	35
Other		36	66	61
Defined benefit plan, amounts recognized in other comprehensive income (loss), net actuarial gain (loss), tax		(269)	462	(1,258)
Benefit plans: prior service credits and other, net		67	160	281
Reclassification adjustments related to amortization		(64)	(59)	(28)
Reclassification adjustments related to curtailments, net		(10)	(12)	0
Other		(1)	0	(1)
Other comprehensive income (loss), pension and other postretirement benefit plans, net prior service cost (credit), tax		(7)	89	253
Tax provision/(benefit) on other comprehensive loss	[2],[3]	$ (174)	$ 528	$ (946)

[1]	Taxes are not provided for foreign currency translation adjustments relating to investments in international subsidiaries that will be held indefinitely.
[2]	Amounts may not add due to rounding.
[3]	See Note 5E. Tax Matters: Tax Provision/(Benefit) on Other Comprehensive Loss.